UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette            West Hartford, CT           July 20, 2012
     --------------------            -----------------           -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          143
                                         -----------

Form 13F Information Table Value Total:  $   243,709
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                             COM             88579Y101       2,633      29,388 SH       Sole       N/A       29,388 N/A    N/A
ABB LTD                           SPONSORED ADR   000375204       1,202      73,675 SH       Sole       N/A       73,675 N/A    N/A
ABBOTT LABS                       COM             002824100         729      11,308 SH       Sole       N/A       11,308 N/A    N/A
ABIOMED INC                       COM             003654100         308      13,490 SH       Sole       N/A       13,490 N/A    N/A
AFLAC INC                         COM             001055102         924      21,700 SH       Sole       N/A       21,700 N/A    N/A
ALLERGAN INC                      COM             018490102       1,168      12,613 SH       Sole       N/A       12,613 N/A    N/A
ALPS ETF TR                       ALERIAN MLP     00162Q866       2,705     169,294 SH       Sole       N/A      169,294 N/A    N/A
ALTERA CORP                       COM             021441100       1,360      40,200 SH       Sole       N/A       40,200 N/A    N/A
AMERICAN EXPRESS CO               COM             025816109         599      10,293 SH       Sole       N/A       10,293 N/A    N/A
AMGEN INC                         COM             031162100       2,471      33,896 SH       Sole       N/A       33,896 N/A    N/A
AMPHENOL CORP NEW                 CL A            032095101         712      12,970 SH       Sole       N/A       12,970 N/A    N/A
ANADARKO PETE CORP                COM             032511107         494       7,464 SH       Sole       N/A        7,464 N/A    N/A
AON CORP                          COM             037389103       2,316      49,500 SH       Sole       N/A       49,500 N/A    N/A
APACHE CORP                       COM             037411105       2,409      27,405 SH       Sole       N/A       27,405 N/A    N/A
APPLE INC                         COM             037833100       6,778      11,606 SH       Sole       N/A       11,606 N/A    N/A
AQUA AMERICA INC                  COM             03836W103         859      34,410 SH       Sole       N/A       34,410 N/A    N/A
AT&T INC                          COM             00206R102       3,266      91,589 SH       Sole       N/A       91,589 N/A    N/A
AUTOMATIC DATA PROCESSING IN      COM             053015103         470       8,436 SH       Sole       N/A        8,436 N/A    N/A
BAKER HUGHES INC                  COM             057224107         709      17,251 SH       Sole       N/A       17,251 N/A    N/A
BERKLEY W R CORP                  COM             084423102       1,814      46,600 SH       Sole       N/A       46,600 N/A    N/A
BERKSHIRE HATHAWAY INC DEL        CL B            084670207       3,929      47,149 SH       Sole       N/A       47,149 N/A    N/A
BLACKSTONE GROUP L P              COM UNIT LTD    09253U108         203      15,550 SH       Sole       N/A       15,550 N/A    N/A
BRISTOL MYERS SQUIBB CO           COM             110122108       1,909      53,113 SH       Sole       N/A       53,113 N/A    N/A
CATERPILLAR INC DEL               COM             149123101         825       9,720 SH       Sole       N/A        9,720 N/A    N/A
CELGENE CORP                      COM             151020104       2,601      40,535 SH       Sole       N/A       40,535 N/A    N/A
CHEVRON CORP NEW                  COM             166764100       3,270      31,000 SH       Sole       N/A       31,000 N/A    N/A
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109         458      12,060 SH       Sole       N/A       12,060 N/A    N/A
CHINA MOBILE LIMITED              SPONSORED ADR   16941M109       1,191      21,790 SH       Sole       N/A       21,790 N/A    N/A
CHURCH & DWIGHT INC               COM             171340102       1,135      20,455 SH       Sole       N/A       20,455 N/A    N/A
CIMAREX ENERGY CO                 COM             171798101       2,422      43,948 SH       Sole       N/A       43,948 N/A    N/A
CISCO SYS INC                     COM             17275R102       2,907     169,287 SH       Sole       N/A      169,287 N/A    N/A
CITRIX SYS INC                    COM             177376100         411       4,893 SH       Sole       N/A        4,893 N/A    N/A
CLEAN HARBORS INC                 COM             184496107       3,040      53,875 SH       Sole       N/A       53,875 N/A    N/A
CME GROUP INC                     COM             12572Q105       1,331       4,965 SH       Sole       N/A        4,965 N/A    N/A
COCA COLA CO                      COM             191216100       3,529      45,134 SH       Sole       N/A       45,134 N/A    N/A
COGNIZANT TECHNOLOGY SOLUTIO      CL A            192446102       1,084      18,075 SH       Sole       N/A       18,075 N/A    N/A
COLGATE PALMOLIVE CO              COM             194162103       2,446      23,492 SH       Sole       N/A       23,492 N/A    N/A
COMCAST CORP NEW                  CL A SPL        20030N200       2,124      67,650 SH       Sole       N/A       67,650 N/A    N/A
CONOCOPHILLIPS                    COM             20825C104         825      14,765 SH       Sole       N/A       14,765 N/A    N/A
COSTCO WHSL CORP NEW              COM             22160K105       4,235      44,575 SH       Sole       N/A       44,575 N/A    N/A
CVS CAREMARK CORPORATION          COM             126650100       3,939      84,285 SH       Sole       N/A       84,285 N/A    N/A
DANAHER CORP DEL                  COM             235851102       3,360      64,525 SH       Sole       N/A       64,525 N/A    N/A
DENTSPLY INTL INC NEW             COM             249030107         928      24,541 SH       Sole       N/A       24,541 N/A    N/A
DEVON ENERGY CORP NEW             COM             25179M103         333       5,748 SH       Sole       N/A        5,748 N/A    N/A
DISNEY WALT CO                    COM DISNEY      254687106       3,652      75,308 SH       Sole       N/A       75,308 N/A    N/A
DRESSER-RAND GROUP INC            COM             261608103         214       4,800 SH       Sole       N/A        4,800 N/A    N/A
DU PONT E I DE NEMOURS & CO       COM             263534109         552      10,924 SH       Sole       N/A       10,924 N/A    N/A
E M C CORP MASS                   COM             268648102       2,198      85,757 SH       Sole       N/A       85,757 N/A    N/A
ECOLAB INC                        COM             278865100       6,139      89,580 SH       Sole       N/A       89,580 N/A    N/A
EMERSON ELEC CO                   COM             291011104       2,155      46,257 SH       Sole       N/A       46,257 N/A    N/A
EXELON CORP                       COM             30161N101         297       7,882 SH       Sole       N/A        7,882 N/A    N/A
EXPRESS SCRIPTS INC               COM             302182100       2,787      49,921 SH       Sole       N/A       49,921 N/A    N/A
EXXON MOBIL CORP                  COM             30231G102      11,420     133,462 SH       Sole       N/A      133,462 N/A    N/A
FASTENAL CO                       COM             311900104         920      22,820 SH       Sole       N/A       22,820 N/A    N/A
FIDELITY NATL INFORMATION SV      COM             31620M106         447      13,110 SH       Sole       N/A       13,110 N/A    N/A
FIRST NIAGARA FINL GRP INC        COM             33582V108         431      56,365 SH       Sole       N/A       56,365 N/A    N/A
FLOWSERVE CORP                    COM             34354P105         820       7,150 SH       Sole       N/A        7,150 N/A    N/A
FUEL TECH INC                     COM             359523107         232      47,618 SH       Sole       N/A       47,618 N/A    N/A
GENERAL ELECTRIC CO               COM             369604103       2,314     111,048 SH       Sole       N/A      111,048 N/A    N/A
GILEAD SCIENCES INC               COM             375558103         201       3,927 SH       Sole       N/A        3,927 N/A    N/A
GOLDMAN SACHS GROUP INC           COM             38141G104       1,347      14,056 SH       Sole       N/A       14,056 N/A    N/A
GOOGLE INC                        CL A            38259P508       4,853       8,367 SH       Sole       N/A        8,367 N/A    N/A
GRAINGER W W INC                  COM             384802104         266       1,390 SH       Sole       N/A        1,390 N/A    N/A
HARLEY DAVIDSON INC               COM             412822108         607      13,280 SH       Sole       N/A       13,280 N/A    N/A
HOME DEPOT INC                    COM             437076102         994      18,757 SH       Sole       N/A       18,757 N/A    N/A
ILLINOIS TOOL WKS INC             COM             452308109         200       3,779 SH       Sole       N/A        3,779 N/A    N/A
INTEL CORP                        COM             458140100       2,047      76,794 SH       Sole       N/A       76,794 N/A    N/A
INTERNATIONAL BUSINESS MACHS      COM             459200101       4,077      20,847 SH       Sole       N/A       20,847 N/A    N/A
INTUIT                            COM             461202103       1,046      17,621 SH       Sole       N/A       17,621 N/A    N/A
INTUITIVE SURGICAL INC            COM NEW         46120E602       2,179       3,935 SH       Sole       N/A        3,935 N/A    N/A
JACOBS ENGR GROUP INC DEL         COM             469814107       1,082      28,585 SH       Sole       N/A       28,585 N/A    N/A
JOHNSON & JOHNSON                 COM             478160104       4,576      67,725 SH       Sole       N/A       67,725 N/A    N/A
JOY GLOBAL INC                    COM             481165108         365       6,435 SH       Sole       N/A        6,435 N/A    N/A
JPMORGAN CHASE & CO               COM             46625H100         592      16,582 SH       Sole       N/A       16,582 N/A    N/A
KINDER MORGAN ENERGY PARTNER      UT LTD PARTNER  494550106         561       7,136 SH       Sole       N/A        7,136 N/A    N/A
KINDER MORGAN MANAGEMENT LLC      SHS             49455U100       3,102      42,255 SH       Sole       N/A       42,255 N/A    N/A
KOHLS CORP                        COM             500255104         442       9,725 SH       Sole       N/A        9,725 N/A    N/A
KRAFT FOODS INC                   CL A            50075N104       2,940      76,124 SH       Sole       N/A       76,124 N/A    N/A
LIBERTY GLOBAL INC                COM SER A       530555101       1,301      26,221 SH       Sole       N/A       26,221 N/A    N/A
LIBERTY GLOBAL INC                COM SER C       530555309       1,552      32,503 SH       Sole       N/A       32,503 N/A    N/A
LINCOLN ELEC HLDGS INC            COM             533900106         497      11,340 SH       Sole       N/A       11,340 N/A    N/A
LOEWS CORP                        COM             540424108         953      23,300 SH       Sole       N/A       23,300 N/A    N/A
LOWES COS INC                     COM             548661107         518      18,205 SH       Sole       N/A       18,205 N/A    N/A
MARKET VECTORS ETF TR             AGRIBUS ETF     57060U605       1,244      25,085 SH       Sole       N/A       25,085 N/A    N/A
MARVELL TECHNOLOGY GROUP LTD      ORD             G5876H105         448      39,725 SH       Sole       N/A       39,725 N/A    N/A
MCDONALDS CORP                    COM             580135101       4,032      45,549 SH       Sole       N/A       45,549 N/A    N/A
MCKESSON CORP                     COM             58155Q103         340       3,625 SH       Sole       N/A        3,625 N/A    N/A
MEDTRONIC INC                     COM             585055106         229       5,924 SH       Sole       N/A        5,924 N/A    N/A
MERCK & CO INC NEW                COM             58933Y105         520      12,457 SH       Sole       N/A       12,457 N/A    N/A
MICROSOFT CORP                    COM             594918104       4,459     145,777 SH       Sole       N/A      145,777 N/A    N/A
MONSANTO CO NEW                   COM             61166W101       1,010      12,201 SH       Sole       N/A       12,201 N/A    N/A
MORNINGSTAR INC                   COM             617700109         879      15,200 SH       Sole       N/A       15,200 N/A    N/A
NEW ENGLAND BANCSHARES INC C      COM NEW         643863202         493      36,750 SH       Sole       N/A       36,750 N/A    N/A
NEW ORIENTAL ED & TECH GRP I      SPON ADR        647581107       1,181      48,215 SH       Sole       N/A       48,215 N/A    N/A
NEWFIELD EXPL CO                  COM             651290108         815      27,800 SH       Sole       N/A       27,800 N/A    N/A
NEWS CORP                         CL A            65248E104       2,294     102,900 SH       Sole       N/A      102,900 N/A    N/A
NEXTERA ENERGY INC                COM             65339F101       1,382      20,090 SH       Sole       N/A       20,090 N/A    N/A
NIKE INC                          CL B            654106103       2,088      23,791 SH       Sole       N/A       23,791 N/A    N/A
NOBLE ENERGY INC                  COM             655044105       2,089      24,629 SH       Sole       N/A       24,629 N/A    N/A
NORTHEAST UTILS                   COM             664397106         584      15,051 SH       Sole       N/A       15,051 N/A    N/A
NOVARTIS A G                      SPONSORED ADR   66987V109         680      12,160 SH       Sole       N/A       12,160 N/A    N/A
OCCIDENTAL PETE CORP DEL          COM             674599105         427       4,975 SH       Sole       N/A        4,975 N/A    N/A
ORACLE CORP                       COM             68389X105       3,603     121,310 SH       Sole       N/A      121,310 N/A    N/A
PAYCHEX INC                       COM             704326107         940      29,920 SH       Sole       N/A       29,920 N/A    N/A
PEOPLES UNITED FINANCIAL INC      COM             712704105         974      83,860 SH       Sole       N/A       83,860 N/A    N/A
PEPSICO INC                       COM             713448108       7,377     104,406 SH       Sole       N/A      104,406 N/A    N/A
PFIZER INC                        COM             717081103       1,924      83,658 SH       Sole       N/A       83,658 N/A    N/A
PHILIP MORRIS INTL INC            COM             718172109         312       3,575 SH       Sole       N/A        3,575 N/A    N/A
POTASH CORP SASK INC              COM             73755L107         451      10,330 SH       Sole       N/A       10,330 N/A    N/A
POWERSHARES EFT TRUST             DYN BIOT & GEN  73935X856         550      23,690 SH       Sole       N/A       23,690 N/A    N/A
POWERSHARES GLOBAL ETF TRUST      GBL WTR PORT    73936T623       1,371      83,025 SH       Sole       N/A       83,025 N/A    N/A
POWERSHARES QQQ TRUST             UNIT SER 1      73935A104         183       2,850 SH       Sole       N/A        2,850 N/A    N/A
PRAXAIR INC                       COM             74005P104       2,925      26,904 SH       Sole       N/A       26,904 N/A    N/A
PRECISION CASTPARTS CORP          COM             740189105         751       4,566 SH       Sole       N/A        4,566 N/A    N/A
PROCTER & GAMBLE CO               COM             742718109       5,160      84,246 SH       Sole       N/A       84,246 N/A    N/A
PROGRESSIVE CORP OHIO             COM             743315103         887      42,600 SH       Sole       N/A       42,600 N/A    N/A
QEP RES INC                       COM             74733V100         956      31,910 SH       Sole       N/A       31,910 N/A    N/A
QUALCOMM INC                      COM             747525103       1,723      30,940 SH       Sole       N/A       30,940 N/A    N/A
QUANTA SVCS INC                   COM             74762E102       2,596     107,860 SH       Sole       N/A      107,860 N/A    N/A
ROCKVILLE FINL INC NEW            COM             774188106         316      27,314 SH       Sole       N/A       27,314 N/A    N/A
SCHLUMBERGER LTD                  COM             806857108       3,262      50,255 SH       Sole       N/A       50,255 N/A    N/A
SEADRILL LIMITED                  COM             G7945E105         239       6,730 SH       Sole       N/A        6,730 N/A    N/A
SOUTHERN CO                       COM             842587107         270       5,823 SH       Sole       N/A        5,823 N/A    N/A
STANLEY BLACK & DECKER INC        COM             854502101       1,361      21,154 SH       Sole       N/A       21,154 N/A    N/A
STRYKER CORP                      COM             863667101       2,829      51,342 SH       Sole       N/A       51,342 N/A    N/A
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209         328       8,315 SH       Sole       N/A        8,315 N/A    N/A
TEXTRON INC                       COM             883203101         324      13,040 SH       Sole       N/A       13,040 N/A    N/A
THERMO FISHER SCIENTIFIC INC      COM             883556102       3,641      70,140 SH       Sole       N/A       70,140 N/A    N/A
TORONTO DOMINION BK ONT           COM             891160509         974      12,450 SH       Sole       N/A       12,450 N/A    N/A
TRANSOCEAN LTD                    REG SHS         H8817H100         817      18,263 SH       Sole       N/A       18,263 N/A    N/A
UNION PAC CORP                    COM             907818108       1,003       8,407 SH       Sole       N/A        8,407 N/A    N/A
UNITED NAT FOODS INC              COM             911163103         215       3,920 SH       Sole       N/A        3,920 N/A    N/A
UNITED TECHNOLOGIES CORP          COM             913017109       4,123      54,586 SH       Sole       N/A       54,586 N/A    N/A
UNITEDHEALTH GROUP INC            COM             91324P102       2,090      35,728 SH       Sole       N/A       35,728 N/A    N/A
VANCEINFO TECHNOLOGIES INC        ADR             921564100         337      35,220 SH       Sole       N/A       35,220 N/A    N/A
VEECO INSTRS INC DEL              COM             922417100       1,286      37,435 SH       Sole       N/A       37,435 N/A    N/A
VERIZON COMMUNICATIONS INC        COM             92343V104         800      17,994 SH       Sole       N/A       17,994 N/A    N/A
VISA INC                          COM CL A        92826C839       1,399      11,318 SH       Sole       N/A       11,318 N/A    N/A
WAL MART STORES INC               COM             931142103       3,276      46,991 SH       Sole       N/A       46,991 N/A    N/A
WELLS FARGO & CO NEW              COM             949746101         333       9,971 SH       Sole       N/A        9,971 N/A    N/A
WILLIAMS COS INC DEL              COM             969457100         265       9,200 SH       Sole       N/A        9,200 N/A    N/A
WOODWARD GOVERNOR CO              COM             980745103         920      23,320 SH       Sole       N/A       23,320 N/A    N/A
YUM BRANDS INC                    COM             988498101       2,187      33,944 SH       Sole       N/A       33,944 N/A    N/A